Catalyst/Perini Strategic Income Fund
Schedule of Investments
June 30, 2026 (Unaudited)

ASSET-BACKED SECURITIES - 31.0%	Par	Value
American Home Mortgage Investment Trust 2007-A, 5.89%, 01/25/2037 (a)	$ 7,461,756	$ 1,277,826
CSMC Mortgage-Backed Trust 2007-1, Series 2007-1, 6.22%, 02/25/2037	10,415,000	585,844
CWABS Asset-Backed Certificates Trust 2006-9, Series 2006-9, 5.99%, 10/25/2046	148,773	235,061
Fremont Home Loan Trust, B1 Series 2004-A, Class B1, 6.30% (1 mo. Term SOFR + 2.65%), 01/25/2034	1,043,074	730,152
Lehman XS Trust, 3AX Series 2007-2N, Class 3AX, 2.00%, 02/25/2037 (b)(c)	15,013,234	1,351,191
RASC Trust, Series 2006-KS4, Class M4, 0.56% (1 mo. LIBOR US + 0.35%), 06/25/2036 (d)	10,957,000	876,560
RASC Trust, M2S Series 2007-KS3, Class M2S, 4.50% (1 mo. Term SOFR + 0.85%), 04/25/2037	617,224	851,769
Saluda Grade Mortgage Funding LLC
Series 2024-RTL6, Class M, 10.50%, 07/25/2030 (a)(e)	1,500,000	1,492,500
Series 2025-LOC4, Class B3, 9.58%, 06/25/2055 (a)(c)	1,188,000	956,340
Series 2025-LOC4, Class XS, 7.44%, 06/25/2055 (a)(b)(c)	48,100,852	4,028,446
Saxon Asset Securities Trust, ES
Series 2004-3, Class ES, 0.30%, 12/26/2034 (b)(e)	18,829,520	188,295
Series 2005-1, Class ES, 0.30%, 05/25/2035 (b)(e)	18,707,651	233,846
Series 2005-2, Class ES, 0.30%, 10/25/2035 (b)(e)	22,686,240	255,220
Series 2005-3, Class ES, 0.30%, 11/25/2035 (b)(e)	34,580,803	432,260
Series 2006-1, Class ES, 0.00%, 03/25/2036 (b)(e)(f)	29,132,730	364,159
Series 2006-3, Class ES, 0.00%, 10/25/2046 (b)(e)(f)	84,654,122	1,058,176
Soundview Home Equity Loan Trust, X1 Series 2007-OPT5, Class X1, 0.68%, 10/25/2037 (b)(c)	17,779,487	555,609
Stifel SBA IO Trust, Series 2026-1A, Class A1, 3.33%, 01/25/2037 (a)(b)(c)	10,555,378	923,596
TOTAL ASSET-BACKED SECURITIES (Cost $16,921,251)		16,396,850

MORTGAGE-BACKED SECURITIES - 24.6%	Par	Value
Banc of America Mortgage Securities, Inc., 1A7 Series 2008-A, Class 1A7, 0.30%, 01/20/2038 (b)	20,223,129	252,789
Chase Mortgage Finance Corp., A3X Series 2024-4, Class A3X, 0.50%, 03/25/2055 (a)(b)(c)	12,672,781	205,933
Countrywide Alternative Loan Trust, A17 Series 2007-12T1, Class A17, 6.00%, 06/25/2037 (b)	606,898	218,483
Countrywide Alternative Loan Trust, 2A5 Series 2007-22, Class 2A5, 6.50%, 09/25/2037 (b)	572,159	171,648
Countrywide Alternative Loan Trust, 1X1 Series 2005-27, Class 1X1, 1.24%, 08/25/2035 (b)(c)	3,020,597	120,824
Greenpoint Mortgage Funding Trust, 2X Series 2006-AR2, Class 2X, 1.20%, 03/25/2036 (b)	3,494,293	135,404
JP Morgan Mortgage Trust, B2X
Series 2019-7, Class B2X, 1.00%, 02/25/2050 (a)(b)(c)	6,782,267	288,246
Series 2019-8, Class B2X, 1.00%, 03/25/2050 (a)(b)(c)	10,038,823	414,101
JP Morgan Mortgage Trust, B1X
Series 2019-7, Class B1X, 1.25%, 02/25/2050 (a)(b)(c)	4,036,871	211,936
Series 2019-8, Class B1X, 1.25%, 03/25/2050 (a)(b)(c)	6,692,280	342,979
JP Morgan Mortgage Trust, B3X Series 2019-8, Class B3X, 0.75%, 03/25/2050 (a)(b)(c)	6,434,171	201,068
Mastr Adjustable Rate Mortgages Trust, X2 Series 2006-OA2, Class X2, 0.90%, 12/25/2046 (b)	26,512,561	927,940
Mill City Mortgage Trust, XS
Series 2018-2, Class XS, 0.00%, 05/25/2058 (a)(b)(f)	90,908,193	454,541
Series 2018-3, Class XS, 0.00%, 08/25/2058 (a)(b)(c)	116,515,034	582,575
Series 2018-4, Class XS, 0.00%, 04/25/2066 (a)(b)(c)	175,279,078	876,395
Series 2019-GS1, Class XS, 0.08%, 07/25/2059 (a)(b)	163,636,654	818,183
New Residential Mortgage Loan Trust, X1 Series 2019-1A, Class X1, 0.10%, 09/25/2057 (a)(b)	25,958,427	129,792
New Residential Mortgage Loan Trust, Series 2019-6A, Class A1IB, 0.50%, 09/25/2059 (a)(b)(c)	23,277,928	320,071
RALI Trust, XC Series 2006-QO5, Class XC, 1.37%, 05/25/2046 (b)(c)	21,938,032	1,590,507
RALI Trust, XN Series 2006-QO5, Class XN, 1.80%, 05/25/2046 (b)(c)	17,039,627	1,064,977
RALI Trust, X1 Series 2006-QO7, Class X1, 0.90%, 09/25/2046 (b)	16,754,646	753,959
RALI Trust, AV
Series 2006-QS12, Class AV, 0.46%, 09/25/2036 (b)(c)	23,650,993	384,329
Series 2007-QS3, Class AV, 0.36%, 02/25/2037 (b)(c)	17,170,157	236,090
RALI Trust, AXP Series 2006-QO9, Class AXP, 0.25%, 12/25/2046 (b)(e)	31,175,396	350,723
RALI Trust, X Series 2005-QO5, Class X, 1.68%, 01/25/2046 (b)(c)	4,037,458	348,231
Residential Asset Securitization Trust, AX Series 2007-A9, Class AX, 7.00%, 09/25/2037 (b)(c)	1,621,524	389,166
Rithm Capital Corp., Series 2020-2A, Class B4IA, 1.66%, 10/25/2046 (a)(b)(c)	6,049,010	196,593

Rithm Capital Corp., X2 Series 2020-1A, Class X2, 0.11%, 10/25/2059 (a)(b)(c)	26,785,019		100,444
Structured Asset Mortgage Investments, Inc., X Series 2006-AR8, Class X, 0.40%, 10/25/2036 (b)	44,337,673		775,909
Washington Mutual Alternative Mortgage Pass-Through Certificates, 3X2 Series 2006-AR8, Class 3X2, 0.50%, 10/25/2046 (b)	6,422,941		128,459
TOTAL MORTGAGE-BACKED SECURITIES (Cost $12,192,465)			12,992,295

COLLATERALIZED MORTGAGE OBLIGATIONS - 21.0%	Par		Value
Bear Stearns Asset Backed Securities Trust, 22A1 Series 2006-AC2, Class 22A1, 4.11% (1 mo. Term SOFR + 0.46%), 03/25/2036	4,446,672		416,875
Bear Stearns Asset Backed Securities Trust, 22A3 Series 2006-AC2, Class 22A3, 4.11% (1 mo. Term SOFR + 0.46%), 03/25/2036	4,286,820		401,889
Countrywide Home Loan Mortgage Pass Through Trust, M Series 2004-6, Class M, 23.03%, 05/25/2034 (c)	63,842		154,497
Credit Suisse Mortgage Capital Certificates, 3A3 Series 2006-5, Class 3A3, 6.50%, 06/25/2036	6,103,083		999,380
CSAB Mortgage-Backed Trust 2006-1, Series 2006-1, 7.05%, 06/25/2036	31,027,900		736,913
GSAA Home Equity Trust 2006-14, 4.32%, 09/25/2036	7,488,000		318,240
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class E, 3.50%, 11/15/2045 (a)	1,793,722		995,516
Merrill Lynch Mortgage Investors, Inc., M1 Series 2005-A2, Class M1, 5.11%, 02/25/2035 (c)	2,010,079		1,829,172
Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class B2, 5.00%, 07/25/2034 (c)	415,452		448,688
New Century Alternative Mortgage Loan Trust 2006-A, 4.46%, 10/25/2036	3,171,000		110,985
Residential Asset Securitization Trust, 3A1 Series 2007-A8, Class 3A1, 6.23%, 08/25/2047 (c)	1,651,240		594,446
TBW Mortgage Backed Pass Through Certificates, A6B Series 2007-2, Class A6B, 6.65%, 07/25/2037 (e)	3,295,120		131,805
TBW Mortgage Backed Pass Through Certificates, A2B Series 2007-2, Class A2B, 5.91%, 07/25/2037 (c)	1,963,000		80,974
TBW Mortgage Backed Pass Through Certificates, A3B Series 2007-2, Class A3B, 6.04%, 07/25/2037 (c)	1,525,000		61,000
TBW Mortgage-Backed Trust 2007-1, Series 2007-1, 6.89%, 03/25/2037	7,458,000		316,965
Velocity Commercial Capital Loan Trust, Series 2023-2, Class M6, 10.53%, 05/25/2053 (a)(c)	2,027,946		1,936,688
Washington Mutual Mortgage Pass-Through Certificat, Series Trust, 4.16% (TSFR1M + 51.45%), 02/25/2037	12,571,492		1,571,436
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,648,242)			11,105,469

PRIVATE SENIOR SECURED COMMERICAL REAL ESTATE LOANS - 14.1%	Par		Value
ALCOVA - LV Petroleum & Albert Lea Holdings, MN, 15.00%, 12/02/2026 (g)	3,355,000		3,355,000
ALCOVA - LV Petroleum & Grandview Holdings, WA, 15.00%, 12/23/2026 (g)	1,800,000		1,800,000
FV Redlands, LLC, 14.00%, 08/15/2026 (g)	2,000,000		2,341,850
TOTAL PRIVATE SENIOR SECURED COMMERCIAL REAL ESTATE LOANS (Cost $7,155,000)			7,496,850

REAL ESTATE INVESTMENT TRUSTS - 5.5%	Shares		Value
Financial Services - 5.5%
Dynex Capital, Inc.	222,364		2,915,192
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,973,221)			2,915,192

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.3%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.58% (h)	697,702		697,702
TOTAL MONEY MARKET FUNDS (Cost $697,702)			697,702

TOTAL INVESTMENTS - 97.5% (Cost $51,587,881)			51,604,358
Other Assets in Excess of Liabilities - 2.5%		0.02533	1,306,807
TOTAL NET ASSETS - 100.0%			$ 52,911,165

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

IO - Interest Only
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $16,753,769 or 31.7% of the Fund’s net assets.

(b)	Interest only security.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2026.

(d)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(e)	Step coupon bond. The rate disclosed is as of June 30, 2026.
(f)	Zero coupon bonds make no periodic interest payments.
(g)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $7,496,850 or 14.1% of net assets as of June 30, 2026.

(h)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Catalyst/Perini Strategic Income Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Asset-Backed Securities	$ –	$ 16,396,850	$ –	$ 16,396,850
Mortgage-Backed Securities	–	12,992,295	–	12,992,295
Collateralized Mortgage Obligations	–	11,105,469	–	11,105,469
Private Senior Secured Commercial Real Estate Loans	–	–	7,496,850	7,496,850
Real Estate Investment Trusts	2,915,192	–	–	2,915,192
Money Market Funds	697,702	–	–	697,702
Total Investments	$ 3,612,894	$ 40,494,614	$ 7,496,850	$ 51,604,358

Refer to the Schedule of Investments for further disaggregation of investment categories.